United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and address of issuer:     Lord Abbett Blend Trust
                                        Small-Cap Blend Fund
                                        90 Hudson Street
                                        Jersey City, New Jersey 07302-3973

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list
        series or classes):                               [X]

3.      Investment Company Act File Number:             811-10371

        Securities Act File Number:                     333-60304

4(a).   Last day of fiscal year for which this Form is filed:   July 31, 2004

4(b).   [  ]    Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   [  ]    Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)     Aggregate sales price of securities sold during the
                fiscal year pursuant to section 24(f):          $179,504,060

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:             $(32,151,979)

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                to the Commission:                              $0

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii):                              $(32,151,979)

        (v)     Net sales  if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:          $147,352,081
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        (vi)    Redemption credits availed for use in    $(__________)
                future years  if Item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
-------------------------------------------------------------------------------

(vii)   Multiplier for determining registration fee
        (See Instruction C.9):                              x .0001267

(viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] enter "0" if no fee is due):        =$18,669.51

6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7.      Interest due  if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):       +$  0

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                      =$18,669.51

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 26, 2004

Method of Deliver:
                        [X]     Wire Transfer
                        [   ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Christina T. Simmons
                              Christina T. Simmons,
                              Vice President & Assistant Secretary

Date:  October 26, 2004

*Please print the name and title of the signing officer below the signature LABlend Trust 24f-2 2004